SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [abstract]
Disclosure of subsequent events
37.	SUBSEQUENT EVENTS
The Group has no significant subsequent events needed to be disclosed in the consolidated financial statements.